LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.82%
Biotechnology–0.81%
†Denali Therapeutics	132,500	$ 7,565,750
		7,565,750
Building Products–3.94%
†Trex	399,500	36,570,230
		36,570,230
Capital Markets–13.41%
Carlyle Group	225,000	8,271,000
Cohen & Steers	191,000	12,478,030
FactSet Research Systems	50,900	15,707,231
Houlihan Lokey	148,500	9,876,735
Moelis & Co Class A	150,500	8,259,440
Morningstar	83,580	18,808,843
MSCI	122,000	51,152,160
		124,553,439
Commercial Services & Supplies–0.76%
†BrightView Holdings	416,820	7,031,753
		7,031,753
Diversified Consumer Services–2.94%
†Bright Horizons Family Solutions	156,000	26,746,200
†Yucaipa Acquisition	55,000	563,750
		27,309,950
Diversified Telecommunication Services–2.62%
†Iridium Communications	590,000	24,337,500
		24,337,500
Electronic Equipment, Instruments & Components–0.48%
Littelfuse	16,875	4,462,425
		4,462,425
Entertainment–0.57%
Manchester United Class A	338,275	5,324,449
		5,324,449
Equity Real Estate Investment Trusts–4.41%
Alexandria Real Estate Equities	57,000	9,365,100
American Assets Trust	40,000	1,297,600
Douglas Emmett	319,050	10,018,170
Gaming and Leisure Properties	476,657	20,224,557
		40,905,427
Health Care Equipment & Supplies–8.37%
†IDEXX Laboratories	96,000	46,973,760
†Neogen	140,000	12,444,600
West Pharmaceutical Services	65,000	18,315,700
		77,734,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.73%
†American Well Class A	31,155	$ 541,162
†Schrodinger	82,000	6,255,780
		6,796,942
Hotels, Restaurants & Leisure–23.93%
†Boyd Gaming	150,000	8,844,000
†Choice Hotels International	301,000	32,294,290
†Marriott Vacations Worldwide	166,600	29,018,388
†Penn National Gaming	756,000	79,259,040
†Red Rock Resorts Class A	296,000	9,646,640
†Vail Resorts	216,500	63,144,390
		222,206,748
Insurance–8.58%
†Arch Capital Group	686,000	26,321,820
Kinsale Capital Group	165,000	27,192,000
Primerica	177,000	26,164,140
		79,677,960
IT Services–4.70%
†Gartner	172,000	31,398,600
†Wix.com	44,000	12,285,680
		43,684,280
Life Sciences Tools & Services–5.06%
†Adaptive Biotechnologies	50,000	2,013,000
Bio-Techne	83,000	31,700,190
†Mettler-Toledo International	11,500	13,290,435
		47,003,625
Machinery–0.56%
†Desktop Metal Class A	135,000	2,011,500
Marel HF	459,500	3,146,917
		5,158,417
Pharmaceuticals–1.21%
Dechra Pharmaceuticals	237,600	11,235,142
		11,235,142
Professional Services–6.20%
†CoStar Group	70,000	57,532,300
		57,532,300
Software–10.14%
†ACV Auctions Class A	52,137	1,804,462
†Altair Engineering Class A	72,000	4,505,040
†ANSYS	122,000	41,426,320
†Guidewire Software	129,500	13,161,085
Pegasystems	110,000	12,577,400
SS&C Technologies Holdings	296,500	20,716,455
		94,190,762
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.40%
Essent Group	77,500	$ 3,680,475
		3,680,475
Total Common Stock (Cost $191,068,097)		926,961,634
WARRANT–0.01%
=†Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	54,794
Total Warrant (Cost $0)		54,794

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	1,690,001	$ 1,690,001
Total Money Market Fund (Cost $1,690,001)		1,690,001

TOTAL INVESTMENTS–100.01% (Cost $192,758,098)	928,706,429
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(105,226)
NET ASSETS APPLICABLE TO 11,554,673 SHARES OUTSTANDING–100.00%	$928,601,203

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$926,961,634	$—	$—	$926,961,634
Warrant	—	—	54,794	54,794
Money Market Fund	1,690,001	—	—	1,690,001
Total Investments	$928,651,635	$—	$54,794	$928,706,429
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Baron Growth Opportunities Fund–4